Initial Public Offering - Additional Information (Detail) (USD $) In Thousands, except Share data, unless otherwise specified	1 Months Ended	9 Months Ended	0 Months Ended
	Aug. 31, 2013	Sep. 30, 2013	Aug. 14, 2013 IPO [Member]
Class of Stock [Line Items]
Reverse stock split ratio	0.25
Convertible preferred stock converted into shares of common stock			17,418,807
Common stock issued			6,440,000
Net proceeds from IPO		$ 122,131	$ 122,131